TDR - Narrative (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2	2	0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 322,000	$ 429,000
Financing Receivable, Modifications, Subsequent Default, Allowance for Loan Losses	0	$ 20,000
Mortgage Loans in Process of Foreclosure, Amount	$ 691,000